                             NATIONWIDE MUTUAL FUNDS
                 Nationwide Optimal Allocations Fund: Defensive
                  Nationwide Optimal Allocations Fund: Moderate
              Nationwide Optimal Allocations Fund: Moderate Growth
                   Nationwide Optimal Allocations Fund: Growth
                 Nationwide Optimal Allocations Fund: Specialty
                                  (the "Funds")

                    Supplement dated January 30, 2008 to the
           Prospectus dated February 28, 2007 (as revised May 1, 2007)

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

Richard Fonash and Shahreza  Yusof have replaced  William H. Miller as portfolio managers to the Funds. As a result of this change, the first paragraph under the section  titled  "Portfolio  Management"  on page  17 has  been  deleted  and is restated in its entirety as follows:

     Richard  Fonash,  CFA and Shahreza Yusof are the portfolio  managers of the
     Funds and are responsible  for the day-to-day  management of the allocation of each Fund's assets among asset classes and Underlying Funds.

     Mr. Fonash is a Senior  Investment  Manager for Aberdeen  Asset  Management
     Inc.  ("Aberdeen").  Prior to  joining  Aberdeen  in October  2007,  he was employed by Nationwide Fund Advisors,  the Funds'  investment  adviser,  as
     Chief  Investment  Officer  from  January  2007 to  September  2007,  Chief
     Operating  Officer -  Investments  from January 2003 to January  2007,  and
     Director, Investment Administration from May 2000 through December 2002.

     Mr. Yusof is Head of U.S. Equities for Aberdeen. Mr. Yusof was recruited in
     1994 by an  affiliate  of Aberdeen  in  Singapore.  Over the years,  he has worked on the Aberdeen Asia Equities  Team and became  investment  director for the Japan region. Later, Mr. Yusof moved to Aberdeen's Emerging Markets division in London.  Mr. Yusof has been with the Aberdeen  operation in the
     United States since 2006.

PR-OPT-4 (01/08)             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.